Distribution Date:	07/17/24	Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10
Determination Date:	07/11/24
Next Distribution Date:	08/16/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2016-UBS10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	4		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	5		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	18
			David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06054MAA1	1.559000%	31,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06054MAB9	2.723000%	135,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06054MAC7	3.019000%	49,500,000.00	19,006,730.36	809,039.55	47,817.77	0.00	0.00	856,857.32	18,197,690.81	45.76%	30.00%
A-3	06054MAD5	2.903000%	175,000,000.00	70,531,396.65	0.00	170,627.20	0.00	0.00	170,627.20	70,531,396.65	45.76%	30.00%
A-4	06054MAE3	3.170000%	221,682,000.00	221,682,000.00	0.00	585,609.95	0.00	0.00	585,609.95	221,682,000.00	45.76%	30.00%
A-S	06054MAH6	3.385000%	43,813,000.00	43,813,000.00	0.00	123,589.17	0.00	0.00	123,589.17	43,813,000.00	38.10%	25.00%
B	06054MAJ2	3.790000%	46,003,000.00	46,003,000.00	0.00	145,292.81	0.00	0.00	145,292.81	46,003,000.00	30.07%	19.75%
C	06054MAK9	4.824051%	44,909,000.00	44,909,000.00	0.00	180,536.10	0.00	0.00	180,536.10	44,909,000.00	22.22%	14.63%
D	06054MAW3	3.000000%	51,480,000.00	51,480,000.00	0.00	128,700.00	0.00	0.00	128,700.00	51,480,000.00	13.22%	8.75%
E	06054MAY9	3.413000%	21,906,000.00	21,906,000.00	0.00	62,304.32	0.00	0.00	62,304.32	21,906,000.00	9.39%	6.25%
F	06054MBA0	3.413000%	10,954,000.00	10,954,000.00	0.00	31,155.00	0.00	0.00	31,155.00	10,954,000.00	7.48%	5.00%
G	06054MBC6	3.413000%	18,620,000.00	18,620,000.00	0.00	52,958.38	0.00	0.00	52,958.38	18,620,000.00	4.23%	2.88%
H	06054MBE2	3.413000%	25,193,056.00	24,191,234.04	0.00	50,248.69	0.00	0.00	50,248.69	24,191,234.04	0.00%	0.00%
V	06054MBG7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06054MBJ1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			876,260,058.00	573,096,361.05	809,039.55	1,578,839.39	0.00	0.00	2,387,878.94	572,287,321.50

X-A	06054MAF0	1.723783%	613,382,000.00	311,220,127.01	0.00	447,063.32	0.00	0.00	447,063.32	310,411,087.46
X-B	06054MAG8	1.231614%	89,816,000.00	89,816,000.00	0.00	92,182.19	0.00	0.00	92,182.19	89,816,000.00
X-D	06054MAL7	1.824051%	51,480,000.00	51,480,000.00	0.00	78,251.80	0.00	0.00	78,251.80	51,480,000.00
X-E	06054MAN3	1.411051%	21,906,000.00	21,906,000.00	0.00	25,758.74	0.00	0.00	25,758.74	21,906,000.00
X-F	06054MAQ6	1.411051%	10,954,000.00	10,954,000.00	0.00	12,880.55	0.00	0.00	12,880.55	10,954,000.00
X-G	06054MAS2	1.411051%	18,620,000.00	18,620,000.00	0.00	21,894.81	0.00	0.00	21,894.81	18,620,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	06054MAU7	1.411051%	25,193,056.00	24,191,234.04	0.00	28,445.90	0.00	0.00	28,445.90	24,191,234.04
Notional SubTotal			831,351,056.00	528,187,361.05	0.00	706,477.31	0.00	0.00	706,477.31	527,378,321.50

Deal Distribution Total					809,039.55	2,285,316.70	0.00	0.00	3,094,356.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06054MAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06054MAB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06054MAC7	383.97435071	16.34423333	0.96601556	0.00000000	0.00000000	0.00000000	0.00000000	17.31024889	367.63011737
A-3	06054MAD5	403.03655229	0.00000000	0.97501257	0.00000000	0.00000000	0.00000000	0.00000000	0.97501257	403.03655229
A-4	06054MAE3	1,000.00000000	0.00000000	2.64166667	0.00000000	0.00000000	0.00000000	0.00000000	2.64166667	1,000.00000000
A-S	06054MAH6	1,000.00000000	0.00000000	2.82083331	0.00000000	0.00000000	0.00000000	0.00000000	2.82083331	1,000.00000000
B	06054MAJ2	1,000.00000000	0.00000000	3.15833337	0.00000000	0.00000000	0.00000000	0.00000000	3.15833337	1,000.00000000
C	06054MAK9	1,000.00000000	0.00000000	4.02004275	0.00000000	0.00000000	0.00000000	0.00000000	4.02004275	1,000.00000000
D	06054MAW3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06054MAY9	1,000.00000000	0.00000000	2.84416689	0.00000000	0.00000000	0.00000000	0.00000000	2.84416689	1,000.00000000
F	06054MBA0	1,000.00000000	0.00000000	2.84416651	0.00000000	0.00000000	0.00000000	0.00000000	2.84416651	1,000.00000000
G	06054MBC6	1,000.00000000	0.00000000	2.84416649	0.00000000	0.00000000	0.00000000	0.00000000	2.84416649	1,000.00000000
H	06054MBE2	960.23420263	0.00000000	1.99454524	0.73652081	17.50556860	0.00000000	0.00000000	1.99454524	960.23420263
V	06054MBG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06054MBJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06054MAF0	507.38386032	0.00000000	0.72884975	0.00000000	0.00000000	0.00000000	0.00000000	0.72884975	506.06487875
X-B	06054MAG8	1,000.00000000	0.00000000	1.02634486	0.00000000	0.00000000	0.00000000	0.00000000	1.02634486	1,000.00000000
X-D	06054MAL7	1,000.00000000	0.00000000	1.52004274	0.00000000	0.00000000	0.00000000	0.00000000	1.52004274	1,000.00000000
X-E	06054MAN3	1,000.00000000	0.00000000	1.17587602	0.00000000	0.00000000	0.00000000	0.00000000	1.17587602	1,000.00000000
X-F	06054MAQ6	1,000.00000000	0.00000000	1.17587639	0.00000000	0.00000000	0.00000000	0.00000000	1.17587639	1,000.00000000
X-G	06054MAS2	1,000.00000000	0.00000000	1.17587594	0.00000000	0.00000000	0.00000000	0.00000000	1.17587594	1,000.00000000
X-H	06054MAU7	960.23420263	0.00000000	1.12911669	0.00000000	0.00000000	0.00000000	0.00000000	1.12911669	960.23420263

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	06/01/24 - 06/30/24	30	0.00	47,817.77	0.00	47,817.77	0.00	0.00	0.00	47,817.77	0.00
A-3	06/01/24 - 06/30/24	30	0.00	170,627.20	0.00	170,627.20	0.00	0.00	0.00	170,627.20	0.00
A-4	06/01/24 - 06/30/24	30	0.00	585,609.95	0.00	585,609.95	0.00	0.00	0.00	585,609.95	0.00
X-A	06/01/24 - 06/30/24	30	0.00	447,063.32	0.00	447,063.32	0.00	0.00	0.00	447,063.32	0.00
X-B	06/01/24 - 06/30/24	30	0.00	92,182.19	0.00	92,182.19	0.00	0.00	0.00	92,182.19	0.00
X-D	06/01/24 - 06/30/24	30	0.00	78,251.80	0.00	78,251.80	0.00	0.00	0.00	78,251.80	0.00
X-E	06/01/24 - 06/30/24	30	0.00	25,758.74	0.00	25,758.74	0.00	0.00	0.00	25,758.74	0.00
X-F	06/01/24 - 06/30/24	30	0.00	12,880.55	0.00	12,880.55	0.00	0.00	0.00	12,880.55	0.00
X-G	06/01/24 - 06/30/24	30	0.00	21,894.81	0.00	21,894.81	0.00	0.00	0.00	21,894.81	0.00
X-H	06/01/24 - 06/30/24	30	0.00	28,445.90	0.00	28,445.90	0.00	0.00	0.00	28,445.90	0.00
A-S	06/01/24 - 06/30/24	30	0.00	123,589.17	0.00	123,589.17	0.00	0.00	0.00	123,589.17	0.00
B	06/01/24 - 06/30/24	30	0.00	145,292.81	0.00	145,292.81	0.00	0.00	0.00	145,292.81	0.00
C	06/01/24 - 06/30/24	30	0.00	180,536.10	0.00	180,536.10	0.00	0.00	0.00	180,536.10	0.00
D	06/01/24 - 06/30/24	30	0.00	128,700.00	0.00	128,700.00	0.00	0.00	0.00	128,700.00	0.00
E	06/01/24 - 06/30/24	30	0.00	62,304.32	0.00	62,304.32	0.00	0.00	0.00	62,304.32	0.00
F	06/01/24 - 06/30/24	30	0.00	31,155.00	0.00	31,155.00	0.00	0.00	0.00	31,155.00	0.00
G	06/01/24 - 06/30/24	30	0.00	52,958.38	0.00	52,958.38	0.00	0.00	0.00	52,958.38	0.00
H	06/01/24 - 06/30/24	30	421,265.41	68,803.90	0.00	68,803.90	18,555.21	0.00	0.00	50,248.69	441,018.77
Totals			421,265.41	2,303,871.91	0.00	2,303,871.91	18,555.21	0.00	0.00	2,285,316.70	441,018.77

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,094,356.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,312,064.60	Master Servicing Fee	3,657.00
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,061.43
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	238.79
ARD Interest	0.00	Operating Advisor Fee	886.97
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	138.50
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,312,064.60	Total Fees	8,192.68

Principal		Expenses/Reimbursements
Scheduled Principal	809,039.55	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	18,555.21
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	809,039.55	Total Expenses/Reimbursements	18,555.21

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,285,316.70
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	809,039.55
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,094,356.25
Total Funds Collected	3,121,104.15	Total Funds Distributed	3,121,104.14

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	573,096,361.05	573,096,361.05	Beginning Certificate Balance	573,096,361.05
(-) Scheduled Principal Collections	809,039.55	809,039.55	(-) Principal Distributions	809,039.55
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	572,287,321.50	572,287,321.50	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	573,096,361.07	573,096,361.07	Ending Certificate Balance	572,287,321.50
Ending Actual Collateral Balance	572,287,321.52	572,287,321.52

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.82%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	85,817,918.83	15.00%	37	4.9144	NAP	Defeased	8	85,817,918.83	15.00%	37	4.9144	NAP
5,000,000 or less	12	43,904,179.76	7.67%	26	5.0449	2.085763	Less than 1.31	10	145,238,118.15	25.38%	20	4.7161	1.081515
5,000,001 to 10,000,000	10	74,549,410.95	13.03%	25	5.1643	1.363243	1.31 to 1.40	5	46,283,647.03	8.09%	19	4.8203	1.360966
10,000,001 to 15,000,000	5	58,316,853.00	10.19%	20	4.8281	1.421140	1.41 to 1.50	3	70,966,427.66	12.40%	21	5.0543	1.467776
15,000,001 to 25,000,000	5	101,709,588.01	17.77%	18	4.7382	1.652628	1.51 to 1.60	2	22,969,913.65	4.01%	32	5.3717	1.558062
25,000,001 to 50,000,000	4	155,667,532.08	27.20%	20	4.5586	1.622355	1.61 to 1.70	2	18,186,419.43	3.18%	21	4.9338	1.628799
50,000,001 or greater	1	52,321,838.87	9.14%	21	5.1440	1.464400	1.71 to 1.80	5	35,569,053.77	6.22%	19	5.1223	1.730728
Totals	45	572,287,321.50	100.00%	23	4.8411	1.605147	1.81 to 2.50	8	139,055,822.98	24.30%	22	4.6698	2.040075
							2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	2	8,200,000.00	1.43%	21	4.5507	4.688973
							Totals	45	572,287,321.50	100.00%	23	4.8411	1.605147
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	85,817,918.83	15.00%	37	4.9144	NAP
							Defeased	9	85,817,918.83	15.00%	37	4.9144	NAP
California	4	78,259,434.98	13.67%	21	5.0643	1.887480
							Lodging	6	89,634,799.43	15.66%	21	5.1633	1.795346
Colorado	3	47,465,395.40	8.29%	25	4.4589	1.740110
							Mixed Use	2	18,637,060.81	3.26%	18	5.1230	1.557013
Illinois	6	15,635,026.88	2.73%	20	4.9256	1.220685
							Mobile Home Park	2	1,660,116.96	0.29%	22	5.6000	1.988700
Indiana	3	9,711,112.35	1.70%	18	5.3033	0.317783
							Multi-Family	1	10,819,648.65	1.89%	21	4.3610	1.476200
Michigan	1	10,819,648.65	1.89%	21	4.3610	1.476200
							Office	9	178,539,606.32	31.20%	21	4.7415	1.402252
New Jersey	1	19,851,341.62	3.47%	18	4.6726	1.155800
							Other	1	3,220,843.28	0.56%	22	5.0500	2.173500
New York	2	41,151,211.92	7.19%	16	4.1175	1.183057
							Retail	20	172,932,387.09	30.22%	22	4.7139	1.635271
North Carolina	4	66,768,375.26	11.67%	21	5.1251	1.506315
							Self Storage	2	11,024,940.14	1.93%	20	5.0768	2.174054
Ohio	2	21,550,301.67	3.77%	19	5.2788	1.653308
							Totals	52	572,287,321.50	100.00%	23	4.8411	1.605147
Pennsylvania	7	71,182,196.55	12.44%	19	4.7478	2.046992

Tennessee	1	3,965,624.34	0.69%	19	5.2500	1.326200

Texas	6	84,690,385.69	14.80%	21	4.7937	1.444278

Virginia	2	9,554,278.86	1.67%	54	5.3221	1.674304

Wisconsin	1	5,865,068.50	1.02%	22	5.3372	1.324800

Totals	52	572,287,321.50	100.00%	23	4.8411	1.605147

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	85,817,918.83	15.00%	37	4.9144	NAP	Defeased	8	85,817,918.83	15.00%	37	4.9144	NAP
	4.500% or less	6	114,170,860.57	19.95%	18	4.1783	1.686864	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	12	157,542,775.02	27.53%	20	4.7976	1.490257	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	16	205,014,193.29	35.82%	22	5.1778	1.607405	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	3	9,741,573.79	1.70%	50	5.5797	1.686020	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	572,287,321.50	100.00%	23	4.8411	1.605147	49 months or greater	37	486,469,402.67	85.00%	21	4.8281	1.589689
								Totals	45	572,287,321.50	100.00%	23	4.8411	1.605147
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	85,817,918.83	15.00%	37	4.9144	NAP	Defeased	8	85,817,918.83	15.00%	37	4.9144	NAP
	60 months or less	35	476,328,947.41	83.23%	20	4.8166	1.585638	Interest Only	6	92,600,000.00	16.18%	19	4.3940	2.173213
61 months to 143 months		2	10,140,455.26	1.77%	80	5.3690	1.779975	300 months or less	31	393,869,402.67	68.82%	22	4.9302	1.452501
	144 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	572,287,321.50	100.00%	23	4.8411	1.605147	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	572,287,321.50	100.00%	23	4.8411	1.605147
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	85,817,918.83	15.00%	37	4.9144	NAP			No outstanding loans in this group
Underwriter's Information		4	37,215,355.13	6.50%	28	4.8134	1.573802
	12 months or less	32	396,932,208.67	69.36%	20	4.7879	1.607694
	13 months to 24 months	1	52,321,838.87	9.14%	21	5.1440	1.464400
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	572,287,321.50	100.00%	23	4.8411	1.605147
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	306021001	LO	Huntington Beach	CA	Actual/360	5.070%	198,474.00	72,079.93	0.00	N/A	05/01/26	--	46,976,094.07	46,904,014.14	07/01/24
1A	306021053	LO	Huntington Beach	CA	Actual/360	5.070%	39,694.80	14,415.99	0.00	N/A	05/01/26	--	9,395,218.57	9,380,802.58	07/01/24
3	300801452	OF	Charlotte	NC	Actual/360	5.144%	224,679.80	91,801.04	0.00	04/01/26	04/01/46	--	52,413,639.91	52,321,838.87	07/01/24
5	306021005	OF	New York	NY	Actual/360	4.117%	131,801.77	66,726.01	0.00	N/A	11/06/25	--	38,412,173.38	38,345,447.37	07/06/24
5A	306021054	OF	New York	NY	Actual/360	4.117%	9,644.03	4,882.39	0.00	N/A	11/06/25	--	2,810,646.94	2,805,764.55	07/06/24
6	1546742	RT	Bastrop	TX	Actual/360	4.815%	142,392.47	69,150.43	0.00	N/A	06/01/26	--	35,487,221.00	35,418,070.57	07/01/24
7	306021007	OF	Dallas	TX	Actual/360	4.684%	49,818.94	27,829.84	0.00	N/A	02/06/26	--	12,763,996.50	12,736,166.66	07/06/24
7A	306021055	OF	Dallas	TX	Actual/360	4.684%	76,389.04	42,672.43	0.00	N/A	02/06/26	--	19,571,460.43	19,528,788.00	07/06/24
8	306021008	RT	Boulder	CO	Actual/360	4.097%	119,495.83	0.00	0.00	N/A	02/06/26	--	35,000,000.00	35,000,000.00	07/06/24
10	306021010	OF	Richmond	VA	Actual/360	5.191%	103,820.00	0.00	0.00	N/A	02/06/31	02/06/29	24,000,000.00	24,000,000.00	07/06/24
10A	306021056	OF	Richmond	VA	Actual/360	5.191%	23,792.08	0.00	0.00	N/A	02/06/31	--	5,500,000.00	5,500,000.00	07/06/24
11	306021011	RT	Grove City	PA	Actual/360	4.309%	86,170.00	0.00	0.00	N/A	12/01/25	--	24,000,000.00	24,000,000.00	07/01/24
12	306021012	LO	Cincinnati	OH	Actual/360	5.319%	81,493.83	56,064.37	0.00	N/A	02/06/26	--	18,385,522.76	18,329,458.39	07/06/24
15	300801463	OF	West Conshohocken	PA	Actual/360	4.840%	80,666.67	0.00	0.00	N/A	02/01/26	--	20,000,000.00	20,000,000.00	07/01/24
16	883100569	MU	Boston	MA	Actual/360	4.850%	80,833.33	0.00	0.00	N/A	03/06/26	--	20,000,000.00	20,000,000.00	07/06/24
18	453011289	OF	Lawrence Township	NJ	Actual/360	4.673%	77,298.06	0.00	0.00	N/A	01/01/26	--	19,851,341.62	19,851,341.62	07/01/24
19	1646915	RT	East Stroudsburg	PA	Actual/360	4.570%	59,812.67	28,054.05	0.00	N/A	04/01/26	--	15,705,733.60	15,677,679.55	07/01/24
20	306021020	RT	Aberdeen	NC	Actual/360	4.986%	53,239.25	26,620.64	0.00	N/A	03/06/26	--	12,813,040.07	12,786,419.43	07/06/24
22	883100540	MU	Los Angeles	CA	Actual/360	5.131%	49,421.19	24,134.40	0.00	N/A	11/06/25	--	11,558,259.01	11,534,124.61	07/06/24
23	1647044	RT	Burbank	CA	Actual/360	4.960%	43,287.99	32,406.06	0.00	N/A	05/01/26	--	10,472,899.71	10,440,493.65	07/01/24
24	306021024	MF	Oak Park	MI	Actual/360	4.361%	39,409.06	24,393.80	0.00	N/A	04/06/26	--	10,844,042.45	10,819,648.65	07/06/24
25	883100578	RT	Chicago	IL	Actual/360	4.848%	38,124.48	14,105.01	0.00	N/A	05/06/26	--	9,436,751.97	9,422,646.96	07/06/24
26	306021026	RT	San Antonio	TX	Actual/360	5.321%	37,352.80	16,499.17	0.00	N/A	05/06/26	--	8,423,859.63	8,407,360.46	07/06/24
27	300801456	RT	Fresno	CA	Actual/360	4.954%	36,509.15	14,889.68	0.00	N/A	04/01/26	--	8,843,557.64	8,828,667.96	07/01/24
28	883100560	LO	Indianapolis	IN	Actual/360	5.345%	36,576.90	16,442.83	0.00	N/A	01/06/26	--	8,211,839.69	8,195,396.86	07/06/24
			Upper Dublin
30	306021030	OF		PA	Actual/360	5.199%	32,342.70	14,875.52	0.00	N/A	05/06/26	--	7,465,134.77	7,450,259.25	07/06/24
			Township
31	883100570	MU	Philadelphia	PA	Actual/360	5.110%	30,308.57	14,535.49	0.00	N/A	03/06/26	--	7,117,471.69	7,102,936.20	07/06/24
32	306021032	SS	Denver	CO	Actual/360	5.413%	35,345.57	10,766.52	0.00	N/A	03/06/26	--	7,835,706.66	7,824,940.14	07/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
35	306021035	RT	West Milwaukee	WI	Actual/360	5.337%	26,133.32	10,669.40	0.00	N/A	05/06/26	--	5,875,737.90	5,865,068.50	07/06/24
36	883100528	LO	Troy	MI	Actual/360	4.992%	19,366.47	15,096.85	0.00	N/A	08/06/25	--	4,655,401.42	4,640,304.57	07/06/24
37	306021037	RT	Various	Various	Actual/360	5.078%	21,022.04	10,448.32	0.00	N/A	11/06/25	--	4,967,695.13	4,957,246.81	07/06/24
38	1647131	RT	Denton	TX	Actual/360	4.810%	21,645.00	0.00	0.00	N/A	06/01/26	--	5,400,000.00	5,400,000.00	07/01/24
39	1546679	MF	Columbus	OH	Actual/360	4.720%	19,602.66	7,688.97	0.00	N/A	03/01/26	--	4,983,726.95	4,976,037.98	07/01/24
40	883100529	RT	Lansdale	PA	Actual/360	4.742%	16,593.96	11,230.04	0.00	N/A	11/06/25	--	4,199,229.57	4,187,999.53	07/06/24
41	306021042	RT	Fort Collins	CO	Actual/360	5.580%	21,610.87	7,044.37	0.00	N/A	05/01/31	--	4,647,499.63	4,640,455.26	07/01/24
42	300801466	RT	Wayne	PA	Actual/360	4.740%	19,750.00	0.00	0.00	N/A	05/01/26	--	5,000,000.00	5,000,000.00	07/01/24
43	306021043	LO	Emporia	VA	Actual/360	5.500%	18,637.42	12,066.95	0.00	N/A	03/06/26	--	4,066,345.81	4,054,278.86	07/06/24
44	1646966	MF	University Park	IL	Actual/360	4.750%	17,811.65	6,836.19	0.00	N/A	05/01/26	--	4,499,785.55	4,492,949.36	07/01/24
45	306021045	RT	Nashville	TN	Actual/360	5.250%	17,384.68	8,016.69	0.00	N/A	02/06/26	--	3,973,641.03	3,965,624.34	07/06/24
47	1546088	98	North Olmsted	OH	Actual/360	5.050%	13,596.06	9,904.21	0.00	N/A	05/01/26	--	3,230,747.49	3,220,843.28	07/01/24
48	306021048	RT	Clearfield	PA	Actual/360	5.569%	16,000.89	6,599.07	0.00	N/A	03/06/26	--	3,447,600.64	3,441,001.57	07/06/24
49	306021049	MH	Fort Pierce	FL	Actual/360	5.242%	14,016.57	6,396.64	0.00	N/A	04/06/26	12/06/25	3,208,676.05	3,202,279.41	07/06/24
50	306021050	LO	Bloomington	IL	Actual/360	5.000%	11,582.20	8,878.45	0.00	N/A	12/06/25	--	2,779,727.05	2,770,848.60	07/06/24
51	306021051	SS	Houston	TX	Actual/360	4.255%	11,346.13	0.00	0.00	N/A	03/06/26	--	3,200,000.00	3,200,000.00	07/06/24
52	306021052	MH	Various	NC	Actual/360	5.600%	7,769.70	4,817.80	0.00	N/A	05/06/26	--	1,664,934.76	1,660,116.96	07/06/24
Totals							2,312,064.60	809,039.55	0.00				573,096,361.05	572,287,321.50
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	32,252,338.50	32,787,045.18	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,822,369.00	1,455,592.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	13,377,527.00	3,261,067.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,824,033.30	806,860.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,949,195.00	2,422,471.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	12,508,296.00	2,992,056.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	14,203,106.00	3,436,097.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	7,283,587.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	6,753,200.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	10,899,184.96	6,615,657.78	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,827,782.00	412,278.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,565,837.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	810,166.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,869,771.26	315,236.10	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	660,679.87	589,035.39	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,057,064.08	296,201.87	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	97,255.25	480,631.38	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	932,073.53	197,259.66	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	834,333.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	828,329.03	206,370.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	615,572.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	546,778.30	66,258.04	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	438,206.23	109,552.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	548,905.24	120,971.26	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	561,133.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,364,105.00	340,558.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	516,891.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	468,377.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	612,944.00	153,236.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	514,020.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	519,065.00	615,121.92	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	510,203.82	135,557.15	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	254,351.66	76,387.20	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	131,826,683.32	57,891,500.93				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.841072%	4.787830%	23
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.841206%	4.787959%	24
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.841328%	4.788077%	25
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.841460%	4.788204%	26
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.841580%	4.788320%	27
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.841721%	4.797068%	28
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.841839%	4.797171%	29
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.841956%	4.797274%	30
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.842083%	4.797384%	31
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.842198%	4.797485%	32
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.842323%	4.797594%	33
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.842436%	4.797693%	34
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		485,825,027	485,825,027		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		24,000,000	24,000,000		0	0
> 60 Months		62,462,294	62,462,294		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	572,287,322	572,287,322	0	0	0	0
Jun-24	573,096,361	573,096,361	0	0	0	0
May-24	573,845,974	573,845,974	0	0	0	0
Apr-24	574,648,629	574,648,629	0	0	0	0
Mar-24	575,391,673	575,391,673	0	0	0	0
Feb-24	576,244,438	576,244,438	0	0	0	0
Jan-24	576,980,729	576,980,729	0	0	0	0
Dec-23	577,713,904	577,713,904	0	0	0	0
Nov-23	578,500,718	578,500,718	0	0	0	0
Oct-23	579,227,461	579,227,461	0	0	0	0
Sep-23	580,008,077	580,008,077	0	0	0	0
Aug-23	580,728,443	580,728,443	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	300801452	52,321,838.87	52,321,838.87	96,990,000.00	04/01/16	1,390,458.25	1.46440	03/31/23	04/01/46	262
18	453011289	19,851,341.62	19,851,341.62	199,000,000.00	11/05/15	5,304,270.78	1.15580	09/30/23	01/01/26	262
23	1647044	10,440,493.65	10,440,493.65	25,300,000.00	03/22/16	770,065.00	0.84770	12/31/23	05/01/26	201
Totals		82,613,674.14	82,613,674.14	321,290,000.00		7,464,794.03

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	300801452	OF	NC	12/07/22	98

Borrower requested to be transferred to Special Servicer to negotiate a potential Deed in Lieu of Foreclosure. Special Servicer is evaluating all options to convey title back to the Lender or have the loan assumed. Guarantor passed away.

Pending appointment of a replacement guarantor or executor of the estate. Loan remains current.

18	453011289	OF	NJ	02/21/24	98

Asset has transferred as of 2/23/2024 due to imminent default as tenant states occupancy at 60% and insufficient cash flow to make debt service and pay ongoing operating expenses. At this time, the senior debt is current and due for its July

2024 payment. Property has 809,000 sf in 8 buildings located in Lawrenceville, NJ. Borrower representatives have indicated they will make proposal for modification of the indebtedness which will be reviewed when received.

23	1647044	RT	CA	02/09/22	98

The Loan transferred to Special Servicing in February 2022 due to Imminent Monetary Default related to the dark Kmart space. The Loan is in cash management and payment current. Special Servicer is monitoring leasing activity at the property.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	306021001	49,608,080.99	5.07000%	49,608,080.99	5.07000%	8	10/30/20	07/01/20	01/11/21
1A	306021053	9,921,616.16	5.07000%	9,921,616.16	5.07000%	8	10/30/20	07/01/20	01/11/21
12	306021012	0.00	5.31900%	0.00	5.31900%	10	06/06/20	06/04/20	08/11/20
13	300801448	0.00	4.93300%	0.00	4.93300%	9	08/31/20	08/31/20	--
18	453011289	0.00	4.67262%	0.00	4.67262%	8	09/17/21	09/01/21	11/12/21
Totals		59,529,697.15		59,529,697.15
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	306021009	01/15/21	33,000,000.00	37,000,000.00	35,461,102.25	1,719,535.77	35,461,102.25	33,741,566.48	0.00	0.00	0.00	0.00	0.00%
13	300801448	12/17/21	19,836,762.12	106,000,000.00	20,807,440.83	970,678.71	20,807,440.83	19,836,762.12	0.00	0.00	0.00	0.00	0.00%
33	306021033	08/17/21	7,194,417.87	10,540,000.00	6,363,547.45	379,834.21	6,363,547.45	5,983,713.24	1,210,704.63	0.00	315,874.73	894,829.90	11.77%
34	306021034	03/17/23	6,437,931.99	8,000,000.00	7,532,263.31	1,524,992.27	7,532,263.31	6,007,271.04	430,660.95	0.00	323,668.36	106,992.59	1.42%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			66,469,111.98	161,540,000.00	70,164,353.84	4,595,040.96	70,164,353.84	65,569,312.88	1,641,365.58	0.00	639,543.09	1,001,822.49

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
9	306021009	01/15/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	300801448	12/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	306021033	06/16/23	0.00	0.00	894,829.90	0.00	0.00	(5,262.75)	0.00	0.00	894,829.90
		02/17/22	0.00	0.00	900,092.65	0.00	0.00	(310,611.98)	0.00	0.00
		08/17/21	0.00	0.00	1,210,704.63	0.00	0.00	1,210,704.63	0.00	0.00
34	306021034	10/17/23	0.00	0.00	106,992.59	0.00	0.00	(810.68)	0.00	0.00	106,992.59
		09/15/23	0.00	0.00	107,803.27	0.00	0.00	(118,664.39)	0.00	0.00
		06/16/23	0.00	0.00	226,467.66	0.00	0.00	(204,193.29)	0.00	0.00
		03/17/23	0.00	0.00	430,660.95	0.00	0.00	430,660.95	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,001,822.49	0.00	0.00	1,001,822.49	0.00	0.00	1,001,822.49

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	10,919.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	4,135.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.01
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	18,555.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.01
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		18,555.22

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28